Statement of changes in equity (Statement) - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Share Capital	Share premium	Treasury shares	Capital reserve	Other reserves	Retained earnings	Non-controlling interests
Equity at beginning of period at Dec. 31, 2022	$ 399,620	$ 399,629	$ 592	$ 166,328	$ (2,021)	$ 16,185	$ (1,448)	$ 219,993	$ (9)
Profit (loss)	149,086	148,964						148,964	122
Exchange difference on translation on foreign operations	(7,713)	(7,709)					(8,360)	651	(4)
Total Comprehensive Income for the year	141,373	141,255	0	0	0	0	(8,360)	149,615	118
Share-options exercise	153	153		5,051		(4,898)
Share-based payments net of forfeitures	11,922	11,922				11,922
Forfeitures of share-based payment	1	1	13	1,622		(1,634)
Repurchase of shares	97,929	97,929	14		97,915
Transactions with Group owners in their capacity as owners	(85,853)	(85,853)	(1)	6,673	(97,915)	5,390	0	0	0
Equity at end of period at Dec. 31, 2023	455,140	455,031	591	173,001	(99,936)	21,575	(9,808)	369,608	109
Profit (loss)	120,469	120,416						120,416	53
Exchange difference on translation on foreign operations	(11,188)	(11,126)					(11,126)		(62)
Total Comprehensive Income for the year	109,281	109,290	0	0	0	0	(11,126)	120,416	(9)
Share-options exercise	1,853	1,853	2	13,768		(11,917)
Share-based payments net of forfeitures	23,780					(23,780)
Increase (decrease) through exercise of warrants, equity			0
Share-based payments net of forfeitures	23,780	23,780
Repurchase of shares	101,067	101,067	23	0	101,044	0	0	0	0
Transactions with Group owners in their capacity as owners	(75,434)	(75,434)	(21)	13,768	(101,044)	11,863	0	0	0
Equity at end of period at Dec. 31, 2024	488,987	488,887	570	186,769	(200,980)	33,438	(20,934)	490,024	100
Profit (loss)	196,902	196,801						196,801	101
Exchange difference on translation on foreign operations	5,016	5,049					5,049		(33)
Total Comprehensive Income for the year	201,918	201,850	0	0	0	0	5,049	196,801	68
Share-options exercise	4,371	4,371	3	17,134		(12,766)
Share-based payments net of forfeitures	24,136	24,136				24,136
Cancellation of treasury shares	0	0		(198,956)	200,980			(2,024)
Dividends paid, ordinary shares	(149,983)	(149,983)						(149,983)
Increase (decrease) through exercise of warrants, equity	0	0	17	2,150		(2,167)
Transactions with Group owners in their capacity as owners	(121,476)	(121,476)	20	(179,672)	200,980	9,203	0	(152,007)	0
Equity at end of period at Dec. 31, 2025	$ 569,429	$ 569,261	$ 590	$ 7,097	$ 0	$ 42,641	$ (15,885)	$ 534,818	$ 168